Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Voyage and Charter-in Expenses Recognized and Paid for Vessel Leases Excluded from Operating Lease Right-of-Use Assets and Liabilities

Voyage and charter-in expenses recognized and paid for vessels chartered in, that are excluded from operating lease right-of-use asset and lease liability recognition due to original duration of not more than one year, were as follows:

Description	Location in consolidated statements of operations	2025	2024	2023
Vessels operating leases	Voyage and charter-in expenses	18,869,082	1,320,063	10,505,532
Vessel operating lease	Voyage-in expenses, related party	5,905,714	-	-

Schedule of Right-of-Use Assets and Lease Liabilities

Right-of-use assets and lease liabilities as of December 31, 2025 and 2024 were as follows:

Description	Location in balance sheet	December 31, 2025	December 31, 2024
Non-current assets:
Office leases	Right-of-use assets from operating leases	601,067	412,828
Vessel lease	Right-of-use assets from operating leases	-	4,634,662
Vessel lease	Right-of-use asset from operating lease, related party	40,279,432	-
		40,880,499	5,047,490
Liabilities:
Office leases	Operating lease liabilities, current portion	454,045	254,877
Vessel lease	Operating lease liabilities, current portion	-	4,634,662
Vessel lease	Operating lease liabilities, current portion, related party	8,242,105	-
Lease liabilities - current portion		8,696,150	4,889,539
Office leases	Operating lease liabilities, non-current portion	162,928	179,593
Vessel lease	Operating lease liabilities, non-current portion, related party	32,037,327	-
Lease liabilities – non-current portion		32,200,255	179,593

Schedule of Future Lease Payments for Operating Leases

The aggregate future lease payments for the Company’s operating leases that have been recognized within ROU assets as of December 31, 2025 were as follows:

2026	10,634,315
2027	10,834,225
2028	10,899,372
2029	11,448,081
2030	1,887,772
Total lease payments	45,703,765
Less: imputed interest	(4,807,360)
Present value of lease liabilities	40,896,405

Summary of Lease Expenses

The table below presents the components of the Company’s lease expenses.

Description	Location in consolidated statements of operations	2025	2024	2023
Lease expense for office leases	Operating lease expenses	439,203	390,632	289,442
Lease expense for vessel lease	Operating lease expenses	6,027,468	9,476,459	7,788,392
Lease expense for vessel lease	Operating lease expenses, related party	7,824,362	-	-
Total		14,291,033	9,867,091	8,077,834